MERCHANDISE TRUSTS - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) security	Sep. 30, 2018 USD ($) security	Sep. 30, 2019 USD ($) security	Sep. 30, 2018 USD ($) security	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($)
Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Percentage of VIE for cancellable state	53.60%		53.60%
Merchandise Trusts | Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Trust assets, fair value	$ 519,529		$ 519,529		$ 488,248	$ 515,456
Purchases of available for sale securities			42,200	$ 78,300	117,700	374,500
Sales, maturities and paydowns of available for sale securities			30,700	66,600	109,500	368,100
Trust assets, cost	$ 510,752		510,752		497,282	516,733
Other than temporary impairments loss			$ 2,816	$ 11,977	$ 28,555
Merchandise Trusts | Variable Interest Entity, Primary Beneficiary | Other Than Temporarily Impaired Securities
Schedule Of Available For Sale Securities [Line Items]
Number of securities that incurred other than temporary impairment losses | security	62	37	87	122	214
Other than temporary impairments loss	$ 500	$ 800	$ 2,800	$ 12,000	$ 28,600	0
Trust assets, cost	4,800	62,100	96,700	227,900	285,500
Trust assets, fair value	4,300	$ 61,300	93,900	$ 215,900	256,900
West Virginia Trust Receivable
Schedule Of Available For Sale Securities [Line Items]
Trust assets, fair value	9,300		9,300		8,700	9,100
West Virginia Trust Receivable | Merchandise Trusts | Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Trust assets, fair value	9,328		9,328		8,663	9,097
Trust assets, cost	$ 9,328		$ 9,328		$ 8,663	$ 9,097
Revenue from Contract with Customer [Member] | Geographic Concentration Risk [Member]
Schedule Of Available For Sale Securities [Line Items]
Percentage of total merchandise trust in states in which customers may cancel contracts					53.30%